Investment Portfolio - September 30, 2024
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 22.3%

Non-Convertible Corporate Bonds- 22.3%
Communication Services - 1.8%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%,
3/15/2029	5,780,000	$5,459,505
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	7,435,000	7,354,166
Total Communication Services		12,813,671
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	2,135,000	1,863,513
(China), 4.00%, 12/6/2037	8,325,000	7,665,324
Total Consumer Discretionary		9,528,837
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	4,905,000	5,525,005
Energy Transfer LP,
7.375%, 2/1/2031[2]	3,395,000	3,613,311
6.50%, 2/1/2042	5,125,000	5,590,141
Total Energy		14,728,457
Financials - 10.9%
Banks - 7.9%
Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.320%),
2.687%, 4/22/2032[3]	6,260,000	5,577,340
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 0.770%), 1.462%,
6/9/2027[3]	5,730,000	5,459,482
Citizens Bank NA, (U.S. Secured
Overnight Financing Rate + 2.000%),
4.575%, 8/9/2028[3]	3,675,000	3,671,858
Fifth Third Bancorp, (U.S. Secured
Overnight Financing Index + 2.192%),
6.361%, 10/27/2028[3]	3,465,000	3,648,951
Huntington Bancshares, Inc., 2.55%,
2/4/2030	4,145,000	3,740,563
JPMorgan Chase & Co., (3 mo. U.S.
Secured Overnight Financing Rate +
3.790%), 4.493%, 3/24/2031[3]	9,185,000	9,224,055
KeyBank NA, 5.85%, 11/15/2027	3,530,000	3,657,443
The PNC Financial Services Group, Inc.,
(U.S. Secured Overnight Financing
Rate + 1.322%), 5.812%, 6/12/2026[3]	5,305,000	5,338,779
Truist Financial Corp., (U.S. Secured
Overnight Financing Rate + 0.862%),
1.887%, 6/7/2029[3]	6,075,000	5,550,393
U.S. Bancorp, (U.S. Secured Overnight
Financing Rate + 1.230%), 4.653%,
2/1/2029[3]	5,430,000	5,478,670
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured
Overnight Financing Rate + 1.070%),
5.707%, 4/22/2028[3]	5,260,000	$5,430,634
		56,778,168
Capital Markets - 0.8%
Jefferies Financial Group, Inc., 6.20%,
4/14/2034	5,260,000	5,626,903
Consumer Finance - 1.0%
Capital One Financial Corp., (U.S.
Secured Overnight Financing Rate +
3.070%), 7.624%, 10/30/2031[3]	6,435,000	7,312,768
Insurance - 1.2%
MassMutual Global Funding II, 4.85%,
1/17/2029[2]	1,775,000	1,822,308
Metropolitan Life Global Funding I,
4.85%, 1/8/2029[2]	1,785,000	1,828,614
New York Life Global Funding, 4.70%,
1/29/2029[2]	1,785,000	1,826,785
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	3,420,000	3,588,450
		9,066,157
Total Financials		78,783,996
Industrials - 1.5%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[3]	3,550,000	3,597,582
Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028	3,895,000	3,679,489
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[2]	3,745,000	3,651,688
		7,331,177
Total Industrials		10,928,759
Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[2]	3,713,934	3,642,321
Real Estate - 2.7%
Retail REITs - 1.6%
Simon Property Group LP,
2.25%, 1/15/2032	8,620,000	7,421,176
2.65%, 2/1/2032	4,285,000	3,775,045
		11,196,221
Specialized REITs - 1.1%
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,436,649

Investment Portfolio - September 30, 2024
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[2]	2,730,000	$2,713,677
		8,150,326
Total Real Estate		19,346,547
Utilities - 1.5%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%,
7/31/2028[2]	3,355,000	3,617,465
Independent Power and Renewable Electricity Producers - 1.0%
Palomino Funding Trust I, 7.233%,
5/17/2028[2]	6,750,000	7,237,902
Total Utilities		10,855,367
TOTAL CORPORATE BONDS
(Identified Cost $157,798,259)		160,627,955

ASSET-BACKED SECURITIES - 10.7%

ALLO Issuer LLC, Series 2024-1A, Class
A2, 5.94%, 7/20/2054[2]	1,250,000	1,277,983
Amur Equipment Finance Receivables
XIV LLC,
Series 2024-2A, Class A2, 5.19%,
7/21/2031[2]	4,600,000	4,666,623
Series 2024-2A, Class B, 5.20%,
7/21/2031[2]	3,444,000	3,532,324
Capteris Equipment Finance LLC, Series
2024-1A, Class A2, 5.58%, 7/20/2032[2]	3,095,000	3,143,224
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%,
7/15/2060[2]	1,484,096	1,420,849
Series 2021-1A, Class B1, 1.98%,
3/15/2061[2]	1,658,708	1,526,747
Cogent Ipv4 LLC, Series 2024-1A, Class
A2, 7.924%, 5/25/2054[2]	940,000	984,642
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[2]	329,721	299,175
Compass Datacenters Issuer II LLC,
Series 2024-2A, Class A1, 5.022%,
8/25/2049[2]	2,250,000	2,267,340
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%,
8/15/2053[2]	411,309	396,836
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%,
2/27/2051[2]	2,400,000	2,289,017
Series 2023-1A, Class A2, 5.116%,
2/25/2053[2]	1,180,000	1,171,098
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.150%), 6.413%,
11/27/2073[2,4]	2,500,000	$2,502,219
ExteNet Issuer LLC, Series 2024-1A,
Class A2, 5.335%, 7/25/2054[2]	3,000,000	3,017,007
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[2]	2,825,000	2,681,640
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	1,264,106	1,093,024
Hotwire Funding LLC, Series 2023-1A,
Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,638,102
Libra Solutions LLC, Series 2023-1A,
Class A, 7.00%, 2/15/2035[2]	385,930	387,031
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A, 5.66%,
10/15/2072[2]	7,387,067	7,609,793
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%,
2/15/2028[2]	357,215	354,615
Series 2022-1A, Class A2, 3.602%,
2/15/2030[2]	2,418,324	2,383,456
Series 2023-1A, Class A2, 6.716%,
2/15/2031[2]	2,600,000	2,637,093
PEAR LLC,
Series 2021-1, Class A, 2.60%,
1/15/2034[2]	1,557,416	1,526,083
Series 2023-1, Class A, 7.42%,
7/15/2035[2]	1,053,428	1,069,317
Series 2024-1, Class A, 6.95%,
2/15/2036[2]	1,012,895	1,031,535
SLC Student Loan Trust, Series 2005-3,
Class A4, (U.S. Secured Overnight
Financing Rate 90 Day Average +
0.412%), 5.781%, 12/15/2039[4]	5,384,288	5,251,314
SMB Private Education Loan Trust,
Series 2021-A, Class A2A1, (1 mo.
U.S. Secured Overnight Financing
Rate + 0.844%), 5.941%, 1/15/2053[2,4]	4,294,657	4,224,573
Series 2024-D, Class A1A, 5.38%,
7/15/2053[2]	5,355,893	5,485,936
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.54%,
5/15/2046[2]	3,794,026	3,626,224
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 8/17/2041[2]	5,500,000	5,468,205
Vertical Bridge Holdings LLC, Series
2020-2A, Class A, 2.636%, 9/15/2050[2]	1,950,000	1,905,319
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $76,681,992)		76,868,344

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[2,5]	1,199,860	1,109,862

Investment Portfolio - September 30, 2024
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[2,5]	12,203	$11,802
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%,
5/25/2051[2,5]	795,318	666,535
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%,
8/25/2043[2,5]	162,401	152,210
Series 2013-IVR2, Class A2, 3.00%,
4/25/2043[2,5]	165,660	151,872
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,5]	49,388	44,390
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[2,5]	29,975	26,545
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.194%,
8/25/2066[2,5]	4,756,946	4,167,899
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%,
3/25/2048	1,519,411	1,381,311
Series 2018-31, Class KP, 3.50%,
7/25/2047	8,840	8,713
Series 2021-69, Class WJ, 1.50%,
10/25/2050	1,098,240	955,774
Finance of America Structured
Securities Trust, Series 2022-S6,
Class A1, 3.00%, 7/25/2061[2]	1,197,532	1,163,904
Freddie Mac REMICS, Series 5189,
Class CP, 2.50%, 6/25/2049	1,246,714	1,112,639
Government National Mortgage
Association,
Series 2017-54, Class AH, 2.60%,
12/16/2056	50,506	46,364
Series 2024-64, Class BQ, 5.00%,
4/20/2054	4,452,490	4,471,486
GS Mortgage-Backed Securities Corp.
Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/2050[2,5]	463,425	408,114
Series 2021-INV1, Class A9, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.850%), 5.00%,
12/25/2051[2,4]	1,512,283	1,406,032
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,5]	1,110,021	994,497
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[2,5]	1,100,443	980,282
Imperial Fund Mortgage Trust, Series
2021-NQM3, Class A1, 1.595%,
11/25/2056[2,5]	1,293,904	1,101,983
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,5]	24,705	24,098
Series 2017-6, Class A3, 3.50%,
12/25/2048[2,5]	14,305	13,331
Series 2021-4, Class A3B, 2.00%,
8/25/2051[2,5]	1,653,470	1,333,536
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%,
1/25/2054[2,5]	85,125	$81,992
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,5]	39,157	37,315
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,5]	73,818	70,953
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,5]	67,201	64,146
OBX Trust,
Series 2020-EXP1, Class B21A,
4.674%, 2/25/2060[2,5]	8,069,276	8,080,657
Series 2022-INV1, Class A1, 3.00%,
12/25/2051[2,5]	1,234,911	1,101,675
Series 2022-NQM2, Class A1A,
2.783%, 1/25/2062[2,6]	2,927,143	2,752,236
Series 2024-NQM1, Class A1,
5.928%, 11/25/2063[2,6]	1,398,856	1,413,101
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 10.855%, 7/25/2029
(Acquired 07/24/2023, cost
$4,377,129)[4,7]	4,377,129	4,376,576
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,5]	584,020	547,935
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,5]	1,454,734	1,255,436
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,5]	2,394,350	1,992,429
RCKT Mortgage Trust, Series 2021-6,
Class A1, 2.50%, 12/25/2051[2,5]	1,510,711	1,254,301
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%,
4/25/2043[5]	1,336,252	1,174,452
Series 2013-6, Class A2, 3.00%,
5/25/2043[5]	366,650	334,563
Series 2013-7, Class A2, 3.00%,
6/25/2043[5]	28,419	25,858
Series 2013-8, Class A1, 3.00%,
6/25/2043[5]	74,071	67,809
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[2,5]	393,402	373,097
Towd Point Mortgage Trust, Series 2019-
HY1, Class A1, (1 mo. U.S. Secured
Overnight Financing Rate + 1.114%),
5.969%, 10/25/2048[2,4]	66,803	67,827
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[2,5]	13,532	12,783
Series 2015-2, Class A11, 3.50%,
2/20/2045[2,5]	399,278	374,047
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $49,156,765)		47,192,367

Investment Portfolio - September 30, 2024
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 0.1%

Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	95,000	$75,959
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%,
12/1/2028	600,000	552,389
TOTAL MUNICIPAL BONDS
(Identified Cost $698,218)		628,348

U.S. TREASURY SECURITIES - 40.1%

U.S. Treasury Bonds - 12.3%
U.S. Treasury Bond
2.375%, 2/15/2042	38,367,000	29,842,332
3.00%, 5/15/2047	26,650,000	21,769,719
3.625%, 2/15/2053	40,842,000	37,083,259
Total U.S. Treasury Bonds
(Identified Cost $85,849,467)		88,695,310
U.S. Treasury Notes - 27.8%
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	24,057,253	22,093,204
U.S. Treasury Note
3.125%, 11/15/2028	29,668,000	29,134,903
1.75%, 11/15/2029	24,140,000	22,101,302
0.875%, 11/15/2030	33,824,000	28,768,898
1.375%, 11/15/2031	33,919,000	29,027,244
4.125%, 11/15/2032	28,165,000	28,948,339
4.50%, 11/15/2033	38,316,000	40,423,380
Total U.S. Treasury Notes
(Identified Cost $194,981,173)		200,497,270
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $280,830,640)		289,192,580

U.S. GOVERNMENT AGENCIES - 19.1%

Mortgage-Backed Securities - 19.1%
Fannie Mae
Pool #MA3463, UMBS, 4.00%,
9/1/2033	71,706	71,668
Pool #MA1834, UMBS, 4.50%,
2/1/2034	22,236	22,456
Pool #FM1158, UMBS, 3.50%,
6/1/2034	274,289	269,625
Pool #MA2587, UMBS, 3.50%,
4/1/2036	156,255	152,312
Pool #995876, UMBS, 6.00%,
11/1/2038	47,785	51,008
Pool #MA4203, UMBS, 2.50%,
12/1/2040	2,303,146	2,077,558
Pool #AI5172, UMBS, 4.00%,
8/1/2041	32,909	32,388
Pool #AH3858, UMBS, 4.50%,
8/1/2041	129,646	130,374
Pool #MA4633, UMBS, 3.50%,
6/1/2042	1,796,213	1,708,901
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4687, UMBS, 4.00%,
6/1/2042	2,470,668	$2,415,740
Pool #FS4616, UMBS, 5.00%,
5/1/2043	4,090,540	4,141,289
Pool #AL7729, UMBS, 4.00%,
6/1/2043	40,548	39,905
Pool #AX1685, UMBS, 3.50%,
11/1/2044	349,342	333,001
Pool #AS4103, UMBS, 4.50%,
12/1/2044	111,197	111,445
Pool #AY8604, UMBS, 3.50%,
4/1/2045	58,651	55,626
Pool #BC6764, UMBS, 3.50%,
4/1/2046	25,859	24,455
Pool #BC8677, UMBS, 4.00%,
5/1/2046	18,940	18,465
Pool #AS8522, UMBS, 3.00%,
12/1/2046	7,994,787	7,220,736
Pool #BD1191, UMBS, 3.50%,
1/1/2047	167,514	158,418
Pool #BE7845, UMBS, 4.50%,
2/1/2047	28,210	28,228
Pool #FS8139, UMBS, 2.00%,
4/1/2047	11,788,175	9,779,927
Pool #MA3007, UMBS, 3.00%,
4/1/2047	607,464	555,257
Pool #FM2232, UMBS, 4.00%,
6/1/2048	87,150	84,775
Pool #AL8674, 5.638%, 1/1/2049	201,063	211,500
Pool #FS1179, UMBS, 3.50%,
12/1/2049	2,381,034	2,246,532
Pool #CA5518, UMBS, 3.00%,
4/1/2050	4,152,196	3,783,024
Pool #MA4020, UMBS, 3.00%,
5/1/2050	4,072,199	3,681,346
Pool #FS4339, UMBS, 3.00%,
12/1/2050	2,612,659	2,375,351
Pool #FS4511, UMBS, 4.00%,
8/1/2051	3,789,317	3,678,958
Pool #FS2696, UMBS, 3.00%,
12/1/2051	2,310,891	2,095,201
Pool #FS2998, UMBS, 3.50%,
4/1/2052	4,048,618	3,805,707
Pool #FS4925, UMBS, 3.50%,
4/1/2052	3,023,379	2,841,981
Pool #FS7251, UMBS, 3.00%,
5/1/2052	9,833,410	8,910,647
Pool #MA4600, UMBS, 3.50%,
5/1/2052	1,493,684	1,390,785
Pool #MA4644, UMBS, 4.00%,
5/1/2052	2,632,124	2,527,889
Pool #MA4656, UMBS, 4.50%,
7/1/2052	8,589,186	8,445,145
Pool #MA4733, UMBS, 4.50%,
9/1/2052	2,315,773	2,276,068

Investment Portfolio - September 30, 2024
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4807, UMBS, 5.50%,
11/1/2052	3,162,403	$3,217,373
Pool #FS7999, UMBS, 5.50%,
4/1/2054	17,706,979	17,980,829
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	34,903	35,213
Pool #C91746, 4.50%, 12/1/2033	27,905	28,199
Pool #C91771, 4.50%, 6/1/2034	37,555	37,985
Pool #C91780, 4.50%, 7/1/2034	43,601	44,078
Pool #QN0349, UMBS, 3.00%,
8/1/2034	309,073	299,049
Pool #C91832, 3.50%, 6/1/2035	170,195	166,291
Pool #G08268, 5.00%, 5/1/2038	235,354	242,424
Pool #G05900, 6.00%, 3/1/2040	15,583	16,650
Pool #A92889, 4.50%, 7/1/2040	92,624	93,331
Pool #A93451, 4.50%, 8/1/2040	264,077	266,093
Pool #G60513, 5.00%, 7/1/2041	219,912	226,115
Pool #G60071, 4.50%, 7/1/2042	90,690	91,382
Pool #RB5188, UMBS, 4.00%,
10/1/2042	3,177,694	3,114,371
Pool #Q17513, 3.50%, 4/1/2043	59,703	56,905
Pool #Q37857, 4.00%, 12/1/2045	207,216	202,817
Pool #G60855, 4.50%, 12/1/2045	84,426	84,704
Pool #Q38388, 4.00%, 1/1/2046	189,862	185,839
Pool #Q47544, 4.00%, 3/1/2047	198,779	194,286
Pool #Q47130, 4.50%, 4/1/2047	24,464	24,477
Pool #G08786, 4.50%, 10/1/2047	60,047	60,077
Pool #SD8044, UMBS, 3.00%,
2/1/2050	2,543,044	2,308,247
Pool #SD1129, UMBS, 4.00%,
8/1/2051	2,118,094	2,056,407
Pool #SD8230, UMBS, 4.50%,
6/1/2052	1,450,064	1,427,247
Pool #SD1360, UMBS, 5.50%,
7/1/2052	3,576,422	3,627,670
Pool #SD8238, UMBS, 4.50%,
8/1/2052	3,241,276	3,189,269
Pool #SD8276, UMBS, 5.00%,
12/1/2052	6,756,928	6,757,116
Pool #QG6308, UMBS, 6.00%,
7/1/2053	2,097,120	2,153,882
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	3,116,957	3,129,898
Pool #SD4235, UMBS, 6.00%,
11/1/2053	1,498,706	1,542,903
Pool #SD5413, UMBS, 5.00%,
5/1/2054	6,890,451	6,948,584
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $134,828,489)		137,563,402
	PRINCIPAL AMOUNT1/ SHARES	VALUE
SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management,
Institutional Shares, 4.80%[8]
(Identified Cost $5,722,719)	5,722,719	$5,722,719

TOTAL INVESTMENTS - 99.6%
(Identified Cost $705,717,082)		717,795,715
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,833,745
NET ASSETS - 100%		$720,629,460

Investment Portfolio - September 30, 2024
(unaudited)

G.O. Bond - General Obligation Bond

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $147,598,738, which represented 20.5% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2024.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2024.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2024 was $4,376,576, or 0.6% of the Series’ Net Assets.

8Rate shown is the current yield as of September 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$426,755,982	$—	$426,755,982	$—
States and political subdivisions (municipals)	628,348	—	628,348	—
Corporate debt:
Communication Services	12,813,671	—	12,813,671	—
Consumer Discretionary	9,528,837	—	9,528,837	—
Energy	14,728,457	—	14,728,457	—
Financials	78,783,996	—	78,783,996	—
Industrials	10,928,759	—	10,928,759	—
Materials	3,642,321	—	3,642,321	—
Real Estate	19,346,547	—	19,346,547	—
Utilities	10,855,367	—	10,855,367	—
Asset-backed securities	76,868,344	—	76,868,344	—
Commercial mortgage-backed securities	47,192,367	—	47,192,367	—

Investment Portfolio - September 30, 2024
(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investment	$5,722,719	$5,722,719	$—	$—
Total assets	$717,795,715	$5,722,719	$712,072,996	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.